UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments.

Stephens Mid Cap Growth Fund
Schedule of Investments at February 28, 2009 (unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Aerospace & Defense - 1.5%
7,550	BE Aerospace, Inc. *	$56,323
1,745	Precision Castparts Corp.	96,725
		153,048
	Auto Components - 1.2%
9,400	LKQ Corp. *	126,900

	Beverages - 2.6%
2,937	Brown-Forman Corp. - Class B	126,232
4,450	Hansen Natural Corporation *	148,096
		274,328
	Biological Products - 1.9%
12,300	QIAGEN NV *	197,046

	Biotechnology - 2.3%
750	Alexion Pharmaceutical, Inc. *	25,650
2,030	Cephalon, Inc. *	133,148
1,000	Myriad Genetics, Inc. *	78,850
		237,648
	Capital Markets - 1.3%
2,580	Affiliated Managers Group, Inc. *	92,828
1,750	Lazard Ltd.	42,490
		135,318
	Chemicals - 0.9%
3,175	Airgas, Inc.	97,758

	Commercial Banks - 1.2%
2,350	Cullen/Frost Bankers, Inc.	101,144
1,350	SVB Financial Group *	22,073
		123,217
	Commercial Services & Supplies - 7.6%
8,450	Corrections Corp. of America *	89,739
3,450	DeVry, Inc.	179,228
3,400	FTI Consulting, Inc. *	124,236
3,000	IHS, Inc. *	122,190
4,750	Stericycle, Inc. *	227,905
300	Strayer Education, Inc.	50,925
		794,223
	Communications - 0.6%
4,450	MetroPCS Communications, Inc. *	64,525

	Communications Equipment - 1.1%
5,850	F5 Networks, Inc. *	117,000

	Electrical Equipment - 1.7%
450	First Solar, Inc. *	47,583
3,100	Roper Industries, Inc.	128,185
		175,768
	Electronic Equipment & Instruments - 5.9%
4,150	Dolby Laboratories, Inc. *	116,407
9,900	FLIR Systems, Inc. *	202,059
2,050	Itron, Inc. *	91,553
5,120	National Instruments Corp.	88,218
3,000	SunPower Corp. - Class A*	74,280
3,160	Trimble Navigation Ltd. *	44,556
		617,073

	Energy Equipment & Services - 5.5%
2,550	CGG Veritas - ADR *	28,024
1,850	Core Laboratories NV	139,490
3,840	FMC Technologies, Inc. *	101,722
5,110	National-Oilwell Varco, Inc. *	136,590
4,400	Noble Corp.	108,196
1,900	Smith International, Inc.	40,812
6,810	TETRA Technologies, Inc. *	19,477
		574,311
	Health Care Equipment & Supplies - 8.7%
5,385	Gen-Probe, Inc. *	218,470
13,548	Hologic, Inc. *	153,363
4,450	Idexx Laboratories, Inc. *	133,945
4,300	Illumina, Inc. *	134,719
5,525	ResMed, Inc. *	203,762
800	St. Jude Medical, Inc. *	26,528
1,100	Varian Medical Systems, Inc. *	33,561
		904,348
	Health Care Providers & Services - 7.3%
5,145	Cerner Corp. *	188,307
4,150	Express Scripts, Inc. *	208,745
2,795	Henry Schein, Inc. *	102,521
6,145	Psychiatric Solutions, Inc. *	104,096
7,880	VCA Antech, Inc. *	163,825
		767,494
	Hotels, Restaurants & Leisure - 0.8%
1,950	Panera Bread Co. - Class A *	85,878

	Insurance - 2.2%
6,980	HCC Insurance Holdings, Inc.	153,211
1,700	RenaissanceRe Holdings, Ltd.	76,551
		229,762
	Internet Software & Services - 2.1%
6,050	Akamai Technologies, Inc. *	109,445
2,200	Mercadolibre, Inc. *	36,762
3,800	VeriSign, Inc. *	73,454
		219,661
	IT Services - 6.1%
4,500	Alliance Data Systems Corp. *	133,200
4,810	Cognizant Technology Solutions Corp.- Class A *	88,504
6,605	Global Payments, Inc.	202,642
11,745	Iron Mountain, Inc. *	218,222
		642,568
	Life Insurance - 1.3%
5,400	IPC Holdings Ltd.	137,214

	Life Science Tools & Services - 3.2%
4,630	Covance, Inc. *	175,848
2,790	Millipore Corp. *	153,617
		329,465
	Medical Devices - 0.7%
855	Intuitive Surgical, Inc. *	77,771

	Multiline Retail - 1.3%
3,000	Big Lots, Inc. *	46,530
3,250	Family Dollar Stores, Inc.	89,180
		135,710
	Oil, Gas & Consumable Fuels - 4.3%
4,980	Newfield Exploration Co. *	96,263
3,650	Petrohawk Energy Corp. *	62,123
4,200	Range Resources Corp.	149,394
4,760	Southwestern Energy Co. *	136,945
		444,725
	Pharmaceuticals - 0.7%
1,905	Shire PLC - ADR	67,551

	Semiconductor & Semiconductor Equipment - 5.5%
37,115	ARM Holdings PLC - ADR	155,512
7,061	ASML Holding NV - ADR	106,833
8,240	Intersil Corp. - Class A	83,306
7,880	Microchip Technology, Inc.	147,908
4,725	Varian Semiconductor Equipment Associates, Inc. *	86,231
		579,790
	Software - 6.4%
18,170	Activision Blizzard, Inc. *	182,245
3,250	Ansys, Inc. *	65,553
2,500	Factset Research Systems, Inc.	96,350
9,700	Nuance Communications, Inc. *	85,942
8,790	Red Hat, Inc. *	120,335
4,355	Salesforce.com, Inc. *	121,940
		672,365
	Specialty Retail - 7.6%
4,950	Dick's Sporting Goods, Inc. *	61,132
8,480	GameStop Corp. - Class A *	228,282
6,800	Guess ?, Inc.	109,276
6,050	Ross Stores, Inc.	178,596
4,000	The TJX Companies, Inc.	89,080
7,850	Urban Outfitters, Inc. *	130,624
		796,990
	Trading Companies & Distributors - 1.5%
2,730	Fastenal Co.	82,227
2,430	MSC Industrial Direct Co., Inc. - Class A	74,334
		156,561
	Wireless Telecommunication Services - 0.5%
3,895	NII Holdings, Inc. *	49,895

	TOTAL COMMON STOCKS
	(Cost $15,880,732)	9,985,911

	SHORT-TERM INVESTMENTS - 4.6%
	Money Market Funds - 4.6%
377,971	AIM Liquid Assets Portfolio - Institutional Class	377,971
101,848	AIM Short-Term Prime - Institutional Class	101,848
		479,819
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $479,819)	479,819

	TOTAL INVESTMENTS IN SECURITIES - 100.1%
	(Cost $16,360,551)	10,465,730
	Liabilities in Excess of Other Assets - (0.1)%	(6,691)
	TOTAL NET ASSETS - 100.0%	$10,459,039

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows+:

Cost of investments	$16,370,687
Gross unrealized appreciation	32,586
Gross unrealized depreciation	(5,937,543)
Net unrealized depreciation	$(5,904,957)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Stephens Mid Cap Growth Fund
FAS 157 - Summary of Fair Value Exposure at February 28, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Stephens Mid Cap Growth Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Stephens Mid Cap Growth Fund's net assets as of February 28, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$10,465,730
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$10,465,730

Stephens Small Cap Growth Fund
Schedule of Investments at February 28, 2009 (unaudited)

Shares		Value
	COMMON STOCKS - 95.1%
	Aerospace & Defense - 2.6%
10,700	Moog, Inc. - Class A*	$248,775
11,700	Stanley, Inc. *	362,817
5,500	Triumph Group, Inc.	198,660
		810,252
	Auto Components - 1.4%
31,700	LKQ Corp. *	427,950

	Beverages - 0.7%
6,300	Hansen Natural Corporation *	209,664

	Biotechnology - 2.3%
2,700	BioMarin Pharmaceutical, Inc. *	32,400
10,900	Cepheid, Inc. *	72,812
3,596	Cubist Pharmaceuticals, Inc. *	51,099
16,900	Kendle International, Inc. *	316,030
2,500	Myriad Genetics, Inc. *	197,125
800	United Therapeutics Corp. *	53,688
		723,154
	Capital Markets - 1.7%
2,300	Affiliated Managers Group, Inc. *	82,754
3,400	Greenhill & Co., Inc.	219,640
7,300	Stifel Financial Corp. *	240,462
		542,856
	Commercial Banks - 1.2%
12,070	Pinnacle Financial Partners, Inc. *	239,469
8,800	SVB Financial Group *	143,880
		383,349
	Commercial Services & Supplies - 8.1%
10,830	Advisory Board Co. *	161,584
12,000	Cornell Companies, Inc. *	182,880
13,335	CoStar Group, Inc. *	340,042
4,600	FTI Consulting, Inc. *	168,084
21,000	The GEO Group, Inc. *	248,220
8,200	ICF International, Inc. *	196,718
10,300	Portfolio Recovery Associates, Inc. *	232,368
2,900	Strayer Education, Inc.	492,275
13,200	Team, Inc. *	173,184
13,400	Tetra Tech, Inc. *	300,160
		2,495,515
	Communications Equipment - 0.7%
11,100	F5 Networks, Inc. *	222,000

	Computers & Peripherals - 1.7%
13,500	Data Domain, Inc. *	175,230
36,600	STEC, Inc. *	206,424
15,200	Stratasys, Inc. *	138,320
		519,974
	Consumer Finance - 1.4%
21,218	EZCORP, Inc. *	218,121
15,100	First Cash Financial Services, Inc. *	206,266
		424,387
	Distributors - 0.3%
7,300	DXP Enterprises Inc. *	83,293

	Diversified Consumer Services - 1.1%
6,300	Capella Education Co. *	349,398

	Electric Services - 0.3%
3,300	Ormat Technologies, Inc.	84,777

	Electrical Equipment - 0.5%
9,000	American Superconductor Corporation *	121,140
9,000	Polypore International, Inc. *	43,650
		164,790
	Electronic Equipment & Instruments - 3.3%
17,320	FLIR Systems, Inc. *	353,501
5,200	Itron, Inc. *	232,232
10,145	National Instruments Corp.	174,799
5,500	SunPower Corp. - Class A *	136,180
9,310	Trimble Navigation Ltd. *	131,271
		1,027,983

	Energy Equipment & Services - 4.4%
7,800	Core Laboratories NV	588,120
9,000	Dril-Quip, Inc. *	189,180
10,500	Hornbeck Offshore Services, Inc. *	137,655
7,430	Oceaneering International, Inc. *	236,051
4,000	Oil States International, Inc. *	53,280
6,735	T-3 Energy Services, Inc. *	74,153
25,970	TETRA Technologies, Inc. *	74,274
		1,352,713
	Fire, Marine & Casualty Insurance - 1.4%
21,398	Tower Group, Inc.	436,305

	Food & Staples Retailing - 0.8%
17,140	United Natural Foods, Inc. *	255,043

	Food Products - 1.3%
21,410	Hain Celestial Group, Inc. *	301,453
3,100	The J.M. Smucker Company	115,072
		416,525
	Health Care Equipment & Supplies - 8.4%
25,900	Conceptus, Inc. *	290,857
12,760	Gen-Probe, Inc. *	517,673
24,790	Hologic, Inc. *	280,623
4,800	Illumina, Inc. *	150,384
10,100	Micrus Endovascular Corp. *	63,630
11,600	Neogen Corp. *	246,500
16,980	NuVasive, Inc. *	481,383
26,000	Volcano Corporation *	388,960
13,500	Zoll Medical Corp. *	185,625
		2,605,635
	Health Care Providers & Services - 7.8%
4,400	Amedisys, Inc. *	143,924
16,200	Athenahealth, Inc. *	412,776
36,480	Eclipsys Corp. *	290,746
3,900	HMS Holdings Corp. *	118,482
21,900	ICON PLC - ADR *	449,388
25,200	PSS World Medical, Inc. *	363,636
19,310	Psychiatric Solutions Inc. *	327,111
15,655	VCA Antech, Inc. *	325,467
		2,431,530
	Hotels, Restaurants & Leisure - 1.9%
14,420	BJ's Restaurants, Inc. *	179,241
2,793	Buffalo Wild Wings, Inc. *	86,220
7,100	Panera Bread Co. - Class A *	312,684
		578,145
	Insurance - 0.8%
10,700	Validus Holdings Ltd.	256,158

	Internet & Catalog Retail - 2.2%
7,800	Blue Nile, Inc. *	186,186
19,926	VistaPrint, Ltd. *	488,187
		674,373
	Internet Software & Services - 7.5%
8,200	Akamai Technologies, Inc. *	148,338
58,359	CyberSource Corp. *	718,983
10,100	Digital River, Inc. *	241,592
12,000	Mercadolibre, Inc. *	200,520
34,705	Omniture, Inc. *	394,248
40,805	Online Resources Corp. *	120,783
29,570	Vocus, Inc. *	492,045
		2,316,509
	IT Services - 1.2%
13,200	NCI, Inc. *	359,040

	Kidney Dialysis Centers - 0.6%
32,600	Dialysis Corp of America *	175,062

	Life Insurance - 1.2%
14,900	IPC Holdings Ltd.	378,609

	Life Sciences Tools & Services - 0.5%
17,300	Parexel International Corp. *	158,641

	Machinery - 0.6%
5,500	Axsys Technologies, Inc. *	182,655

	Media - 3.8%
16,900	DG FastChannel, Inc. *	262,457
76,712	IMAX Corporation *	309,149
29,400	National CineMedia, Inc.	323,400
39,400	TiVo, Inc. *	279,346
		1,174,352
	Multiline Retail - 0.5%
9,700	Big Lots, Inc. *	150,447

	Oil, Gas & Consumable Fuels - 1.5%
6,300	Carrizo Oil & Gas, Inc. *	67,032
8,600	Goodrich Petroleum Corp. *	170,624
13,500	PetroQuest Energy, Inc. *	43,740
11,400	Tesco Corporation *	87,438
4,400	Whiting Petroleum Corp. *	102,520
		471,354
	Prepackaged Software - 2.7%
23,050	Blackbaud, Inc.	236,032
42,900	Phase Forward, Inc. *	594,165
		830,197
	Semiconductor & Semiconductor Equipment - 4.6%
46,520	ARM Holdings PLC - ADR	194,919
19,500	Atheros Communications, Inc. *	235,560
9,700	Hittite Microwave Corp. *	267,526
20,330	Microsemi Corp. *	205,536
22,100	Semtech Corp. *	259,675
13,970	Varian Semiconductor Equipment Associates, Inc. *	254,953
		1,418,169
	Semiconductors & Related Devices - 0.7%
16,200	Aixtron AG - ADR	64,962
12,578	Monolithic Power Systems, Inc. *	162,885
		227,847
	Software - 8.0%
18,700	Ansys, Inc. *	377,179
12,000	Concur Technologies, Inc. *	251,880
38,000	EPIQ Systems, Inc. *	641,060
6,300	Factset Research Systems, Inc.	242,802
10,700	MICROS Systems, Inc. *	172,056
11,400	Nuance Communications, Inc. *	101,004
24,600	PROS Holdings, Inc. *	113,406
11,100	Quality Systems, Inc.	429,681
18,100	Wind River Systems, Inc. *	136,655
		2,465,723
	Specialty Retail - 4.6%
20,465	Aaron Rents, Inc.	491,774
17,199	Citi Trends, Inc. *	209,828
9,890	GameStop Corp. - Class A *	266,238
9,540	Guess?, Inc.	153,308
37,400	Ulta Salon, Cosmetcs & Fragrance, Inc.*	209,440
5,700	Urban Outfitters, Inc. *	94,848
		1,425,436
	Textiles, Apparel & Luxury Goods - 0.3%
2,302	Deckers Outdoor Corp. *	94,780

	Trading Companies & Distributors - 0.5%
5,145	MSC Industrial Direct Co., Inc. - Class A	157,386

	TOTAL COMMON STOCKS
	(Cost $41,031,829)	29,461,976

	SHORT-TERM INVESTMENTS - 4.8%
	Money Market Funds - 4.8%
1,200,460	AIM Liquid Assets Portfolio - Institutional Class	1,200,460
277,160	AIM Short-Term Prime - Institutional Class	277,160
		1,477,620
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,477,620)	1,477,620

	TOTAL INVESTMENTS IN SECURITIES - 99.9%
	(Cost $42,509,449)	30,939,596
	Other Assets in Excess of Liabilities - 0.1%	27,427
	TOTAL NET ASSETS - 100.0%	$30,967,023

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows+:

Adjusted cost of investments	$42,677,276
Gross unrealized appreciation on investments	895,934
Gross unrealized depreciation on investments	(12,633,614)
Net unrealized depreciation on investments	$(11,737,680)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Stephens Small Cap Growth Fund
 FAS 157 - Summary of Fair Value Exposure at February 28, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Stephens Small Cap Growth Fund has adopted FAS 157 effective December 1, 2007. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Stephens Small Cap Growth Fund's net assets as of February 28, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$30,939,596
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$30,939,596

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  April 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky, President

Date  April 14, 2009

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  April 20, 2009

* Print the name and title of each signing officer under his or her signature.